Advances to Vendors, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Advances to Vendors, Net [Abstract]
Allowance for credit losses	$ 3,913,989	$ 1,047,306	$ 386,542
Advances to vendor	$ 258,224